Acquisitions and Other Business Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 MEXICO	Jun. 30, 2011 Jordan [Member]	Jan. 31, 2011 Australia And New Zealand [Member]	Dec. 31, 2013 Director [Member]	Dec. 31, 2013 Grupo Carso [Member]	Sep. 30, 2013 Grupo Carso [Member] Affiliated Entity [Member] MEXICO	Jun. 30, 2013 Grupo Carso [Member] Affiliated Entity [Member] MEXICO	Dec. 31, 2013 Grupo Carso [Member] Affiliated Entity [Member] MEXICO	Dec. 31, 2013 Additional Paid-In Capital [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2011 Additional Paid-In Capital [Member]	Dec. 31, 2013 Additional Paid-In Capital [Member] MEXICO
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement										May 21, 2013
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											20.00%
Business Acquisition, Effective Date of Acquisition									Sep. 30, 2013
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net											$ 703
Noncontrolling Interest, Ownership Percentage by Parent				100.00%
Nature of Common Ownership or Management Control Relationships							A director of PMI has an affiliation with Grupo Carso
Due to Related Parties, Current								38
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	764	2	3									672	1	2	672
Acquisition of business					42
Indefinite-Lived Trademarks						$ 20